UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:    June 30, 2005

                    Date of reporting period:  March 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds, Inc., is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Science and Technology Growth Fund (Series E)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
       QUANTITY                       NAME OF ISSUER                                                    MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.8%) (2)
    AFRICA/ MIDDLE EAST (3.6%)
       ISRAEL (3.6%)
                            13,400    Amdocs, Ltd., A.D.R. (Tech. Services) (3)                                 380,560
                             5,500    Given Imaging, A.D.R. (Health Tech.) (3)                                  162,415
                             7,100    Lipman Electronic, A.D.R. (Electronic Tech.)                              204,054
                             5,800    Shamir Optical, A.D.R. (Health Tech.) (3)                                  89,610
                             6,300    Teva Pharmaceutical, A.D.R. (Health Tech.)                                195,300
                                                                                                            -----------
                                                                                                              1,031,939
                                                                                                            ------------
    ASIA (35.7%)
       AUSTRALIA (6.4%)
                            17,444    Australia and New Zealand Banking
                                         Group (Finance)                                                        278,242
                            55,386    BHP Billiton, Ltd. (Non-Energy Minerals)                                  765,619
                             4,900    Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)                           635,775
                            12,000    Westpac Banking Corp. (Finance)                                           176,648
                                                                                                            ------------
                                                                                                              1,856,284
                                                                                                            ------------
       HONG KONG / CHINA (6.2%)
                            65,800    Hongkong Land Holdings, Ltd. (Finance)                                    177,002
                            27,400    HSBC Holdings, p.l.c. (Finance)                                           435,626
                            82,000    Hysan Development Co. (Finance)                                           162,437
                            86,000    Li & Fung, Ltd. (Retail Trade)                                            156,577
                           434,000    Petrochina Co., Ltd.   (Energy Minerals)                                  269,881
                            31,600    Sun Hung Kai Properties, Ltd. (Finance)                                   286,652
                           133,000    Techtronic Industries Co., Ltd.
                                         (Consumer Durables)                                                    294,159
                                                                                                            ------------
                                                                                                              1,782,334
                                                                                                            ------------
       INDIA (0.8%)
                            11,500    ICICI Bank, A.D.R. (Finance)                                              238,280
                                                                                                            ------------
       JAPAN (19.4%)
                             4,300    AFLAC, Inc., A.D.R. (Finance)                                             160,218
                            30,000    Asahi Breweries (Consumer Non-Durables)                                   389,585
                             7,000    Canon, Inc. (Electronic Technology)                                       376,309
                                65    East Japan Railway (Transportation)                                       350,037
                             5,600    Honda Motor Co., Ltd. (Producer Mfg.)                                     281,152
                             7,100    Ito En, Ltd. (Consumer Non Durables)                                      345,840
                             5,000    Ito-Yokado Co. (Retail)                                                   200,075
                            11,000    Kao Corp. (Consumer Non-Durables)                                         253,506
                                45    Mitsubishi Tokyo Financial Group, Inc.
                                         (Finance)                                                              391,268
                            16,000    Mitsui O.S.K. Lines, Ltd. (Transportation)                                103,067
                            66,000    Nippon Oil Corp. (Energy Minerals)                                        469,577
                             4,000    NITTO DENKO Corp. (Producer Manufacturing)                                210,172
                            20,000    Nomura Holdings, Inc. (Finance)                                           280,479
                                99    NTT DoCoMo, Inc. (Communications)                                         166,604
                             3,500    Softbank Corp. (Technology Services)                                      144,634
                                93    Sumitomo Mitsui Financial Group, Inc.
                                         (Finance)                                                              631,245
                             7,500    Takeda Pharmaceutical Co. (Health Tech.)                                  358,312
                                29    UFJ Holdings, Inc. (Finance)                                              152,917
                             6,200    Yamada Denki Co. (Consumer Durables)                                      325,767
                                                                                                            ------------
                                                                                                              5,590,764
                                                                                                            ------------


INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
       QUANTITY                       NAME OF ISSUER                                                    MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------
       SINGAPORE (1.1%)
                            33,446    DBS Group Holdings, Ltd. (Finance)                                        302,156
                             2,000    Suntec (Finance) (3)                                                        1,552
                                                                                                            -----------
                                                                                                                303,708
                                                                                                            -----------
       SOUTH KOREA (0.6%)
                               750    Samsung Electronics Co., G.D.R.
                                         (Electronic Technology)                                                185,377
                                                                                                            -----------
       THAILAND (0.9%)
                            97,500    Advanced Info Services (Communications)                                   249,265
                                                                                                            -----------
       TAIWAN (0.3%)
                             5,200    AU Optronics Corp., A.D.R (Electronic Tech.)                               76,232
                                                                                                            -----------
    EUROPE (47.8%)
       FINLAND (0.8%)
                            15,050    Nokia Corp., A.D.R. (Electronic Tech.)                                    232,222
                                                                                                            -----------
       FRANCE (8.6%)
                            15,386    AXA (Finance)                                                             410,925
                             8,000    Business Objects, A.D.R. (Tech. Svcs.) (3)                                215,120
                             2,392    Danone (Consumer Non-Durables)                                            238,597
                             6,177    Sanofi-Aventis (Health Technology) (3)                                    522,216
                             4,600    Schlumberger, Ltd. (Industrial Svcs.)                                     324,208
                             2,011    Total, S.A. (Energy Minerals)                                             471,753
                             7,908    Veolia Environment (Utilities)                                            281,195
                                                                                                            -----------
                                                                                                              2,464,014
                                                                                                            -----------
       GERMANY (5.7%)
                            21,500    Deutsche Telekom, A.D.R. (Communications)                                 429,140
                             2,083    Muenchener Rueckver (Finance)                                             250,954
                             1,207    Puma AG (Consumer Durables)                                               302,958
                             2,723    SAP AG (Technology Services)                                              438,120
                             2,558    Siemens AG (Technology Services)                                          202,960
                                                                                                            -----------
                                                                                                              1,624,132
                                                                                                            -----------
       GREECE (0.9%)
                             6,000    Tsakos Energy Navigation, Ltd., A.D.R.
                                         (Transportation)                                                       264,180
                                                                                                            -----------

       IRELAND (0.9%)
                             6,960    Anglo Irish Bank Corp. (Finance)                                          174,760
                            27,500    Elan Corp., A.D.R. (Health Technology) (3)                                 89,100
                                                                                                            -----------
                                                                                                                263,860
                                                                                                            -----------
       ITALY (1.4%)
                            66,957    Telecom Italia (Saving) (Communications)                                  254,535
                            39,540    Telecom Italia (Ord.) (Communications)                                    123,974
                             3,305    Telecom Italia Mobile (Communications)                                     22,185
                                                                                                            -----------
                                                                                                                400,694
                                                                                                            -----------
       NETHERLANDS (3.1%)
                            12,500    ASML Holding N.V., A.D.R.
                                         (Electronic Technology) (3)                                            209,625
                            15,411    ING Groep N.V. (Finance)                                                  466,672
                             7,185    Philips Electronics N.V.  (Electronic Tech.)                              198,432
                                                                                                            -----------
                                                                                                                874,729
                                                                                                            -----------
       SPAIN (1.8%)
                            30,138    Telefonica, S.A. (Communications)                                         526,428
                                                                                                            -----------
       SWEDEN (1.5%)
                            15,000    Ericsson, A.D.R. (Electronic Tech.) (3)                                   423,000
                                                                                                            -----------


INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
       QUANTITY                       NAME OF ISSUER                                                    MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------
       SWITZERLAND (10.1%)
                            10,234    Credit Suisse Group (Finance)                                             440,906
                             1,982    Nestle, S.A. (Consumer Non-Durables)                                      544,181
                            12,586    Novartis, A.G. (Health Technology)                                        589,226
                             4,717    Roche Holdings, A.G. (Health Tech.)                                       507,357
                             2,987    Synthes, Inc. (Health Technology)                                         333,309
                             5,891    UBS, A.G. (Finance)                                                       499,195
                                                                                                            -----------
                                                                                                              2,914,174
                                                                                                            -----------
       UNITED KINGDOM (13.0%)
                             5,100    BP p.l.c., A.D.R. (Energy Minerals)                                       318,240
                            22,462    Barclays, p.l.c. (Finance)                                                229,624
                            36,816    Burberry Group, p.l.c. (Retail Trade)                                     284,880
                             7,529    Cairn Energy, p.l.c. (Energy Minerals) (3)                                165,458
                             3,400    GlaxoSmithkline, A.D.R. (Health Tech.)                                    156,128
                            40,486    Hilton Group, p.l.c. (Consumer Services)                                  230,273
                             6,681    Reckitt Benckiser, p.l.c. (Cons. Non-Durables)                            212,344
                            18,015    Royal Bank of Scotland (Finance)                                          573,256
                            72,712    Tesco, p.l.c. (Retail Trade)                                              434,862
                           339,846    Vodafone Group, p.l.c. (Communications)                                   902,257
                            20,554    WPP Group p.l.c. (Consumer Services)                                      234,005
                                                                                                            -----------
                                                                                                              3,741,327
                                                                                                            -----------
    LATIN AMERICA (1.8%)
       MEXICO (1.8%)
                             6,500    NII Holdings, Inc. (Communications) (3)                                   373,750
                            44,130    Wal-Mart de Mexico (Retail Trade)                                         154,711
                                                                                                            ------------
                                                                                                                528,461
                                                                                                            ------------
    NORTH AMERICA (7.9%)
       CANADA (7.1%)
                             6,000    Cognos, Inc. (Technology Services) (3)                                    251,640
                            12,300    Compton Petroleum Corp.
                                         (Energy Minerals) (3)                                                  123,524
                             2,100    EnCana Corp. (Energy Minerals)                                            148,285
                             5,500    Four Seasons Hotels, Inc. (Consumer Svcs.)                                388,850
                             8,000    Great Canadian Gaming Corp. (Consumer
                                         Services) (3)                                                          318,387
                             4,500    Precision Drilling Corp. (Industrial Svcs.) (3)                           335,970
                             1,500    Research In Motion, Ltd. (Electronic Tech.) (3)                           114,630
                             4,100    Suncor Energy, Inc. (Energy Minerals)                                     164,861
                             5,300    Talisman Energy, Inc. (Energy Minerals)                                   180,995
                                                                                                            ------------
                                                                                                              2,027,142
                                                                                                            ------------
       UNITED STATES (0.8%)
                            13,600    News Corp., Ltd., A.D.R. (Consumer Svcs.)                                 230,112
                                                                                                            ------------


Total common stocks                                                                                          27,828,658
       (cost: $24,065,461)                                                                                 ------------

CLOSED-END MUTUAL FUND (1.5%) (2)
                            15,500    India Fund (Consumer Services)                                            421,135
       (cost: $277,184)                                                                                     ------------


SHORT TERM SECURITIES (0.0%) (2)
                             1,000    Sit Money Market Fund, 2.26% (4)                                            1,000
       (cost: $1,000)                                                                                       ------------


Total investments in securities
       (cost:  $24,343,645)                                                                                 $28,250,793
                                                                                                            ============

Other Assets and Liabilities, Net (1.7%)                                                                        495,954

                                                                                                            ------------
Total Net Assets                                                                                            $28,746,747
                                                                                                            ============


                                                                                                            ------------
Aggregate Cost                                                                                               24,343,645
                                                                                                            ------------

Gross Unrealized Appreciation                                                                                 5,397,961
Gross Unrealized Depreciation                                                                                (1,490,813)
                                                                                                            ------------
Net Unrealized Appreciation(Depreciation)                                                                     3,907,148
                                                                                                            ============

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (64.1%) (2)

   COMMUNICATIONS (2.3%)
                    2,600    Crown Castle Intl. Corp. (3)                                          41,756
                    2,700    Nextel Communications, Inc. (3)                                       76,734
                    6,000    Vodafone Group, A.D.R.                                               159,360
                                                                                             ------------
                                                                                                  277,850
                                                                                             ------------
   CONSUMER DURABLES (0.3%)
                      600    Electronic Arts, Inc. (3)                                             31,068
                                                                                             ------------
   CONSUMER NON-DURABLES (3.0%)
                    3,700    PepsiCo, Inc.                                                        196,211
                    3,000    The Procter & Gamble Co.                                             159,000
                                                                                             ------------
                                                                                                  355,211
                                                                                             ------------
   CONSUMER SERVICES (4.7%)
                    2,600    Comcast Corp. (3)                                                     87,828
                    1,500    Harrah's Entertainment, Inc.                                          96,870
                    3,400    International Game Technology                                         90,644
                    1,500    Marriott International, Inc.                                         100,290
                    2,200    News Corp. (3)                                                        37,224
                      900    Royal Caribbean Cruises, Ltd.                                         40,221
                    3,100    Time Warner, Inc. (3)                                                 54,405
                    1,400    Viacom, Inc.                                                          48,762
                                                                                             ------------
                                                                                                  556,244
                                                                                             ------------
   ELECTRONIC TECHNOLOGY (7.6%)
                    3,000    Analog Devices, Inc.                                                 108,420
                    9,000    Cisco Systems, Inc. (3)                                              161,010
                    3,600    Dell Computer Corp. (3)                                              138,312
                    7,500    EMC Corp. (3)                                                         92,400
                    6,000    Intel Corp.                                                          139,380
                    1,800    Jabil Circuit, Inc. (3)                                               51,336
                    4,800    Nokia Corp., A.D.R.                                                   74,064
                    3,600    Qualcomm, Inc.                                                       131,940
                                                                                             ------------
                                                                                                  896,862
                                                                                             ------------
   ENERGY MINERALS (6.8%)
                      900    ConocoPhillips Co.                                                    97,056
                    1,200    Murphy Oil Corp.                                                     118,476
                    1,700    Occidental Petroleum Corp.                                           120,989
                    2,400    Suncor Energy, Inc.                                                   96,504
                    3,400    Valero Energy Corp.                                                  249,118
                    3,733    XTO Energy, Inc.                                                     122,592
                                                                                             ------------
                                                                                                  804,735
                                                                                             ------------
   FINANCE (7.0%)
                      600    American Express Co.                                                  30,822
                    2,321    American International Group, Inc.                                   128,607
                      400    Chubb Corp.                                                           31,708
                    4,666    Citigroup, Inc.                                                      209,690
                    1,700    Franklin Resources, Inc.                                             116,705
                    1,000    Goldman Sachs Group, Inc.                                            109,990
                    1,000    Prudential Financial, Inc.                                            57,400
                    2,300    Wells Fargo Co.                                                      137,540
                                                                                             ------------
                                                                                                  822,462
                                                                                             ------------
   HEALTH SERVICES (2.2%)
                    2,700    UnitedHealth Group, Inc.                                             257,526
                                                                                             ------------
   HEALTH TECHNOLOGY (8.3%)
                      200    Abbott Laboratories                                                    9,324
                    2,500    Amgen, Inc. (3)                                                      145,525
                    1,900    Boston Scientific Corp. (3)                                           55,651
                    6,300    Elan Corp., A.D.R. (3)                                                20,412
                    1,800    Eli Lilly and Co.                                                     93,780
                    2,500    Genentech, Inc. (3)                                                  141,525



BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------
                    2,800    Gilead Sciences, Inc. (3)                                            100,240
                    1,600    Johnson & Johnson                                                    107,456
                    1,300    Medtronic, Inc.                                                       66,235
                    4,755    Pfizer, Inc.                                                         124,914
                      800    Stryker Corp.                                                         35,688
                    2,600    Teva Pharmaceutical, Ltd., A.D.R.                                     80,600
                                                                                             ------------
                                                                                                  981,350
                                                                                             ------------
   INDUSTRIAL SERVICES (1.3%)
                      850    Nabors Industries, Ltd. (3)                                           50,269
                      400    Noble Corp. (3)                                                       22,484
                    1,100    Schlumberger Ltd.                                                     77,528
                                                                                             ------------
                                                                                                  150,281
                                                                                             ------------
   PROCESS INDUSTRIES (0.7%)
                      600    Air Products and Chemicals, Inc.                                      37,974
                      800    Dow Chemical Co.                                                      39,880
                                                                                             ------------
                                                                                                   77,854
                                                                                             ------------
   PRODUCER MANUFACTURING (6.9%)
                    1,000    Caterpillar, Inc.                                                     91,440
                    1,600    Danaher Corp.                                                         85,456
                    1,000    Eaton Corp.                                                           65,400
                    7,500    General Electric Co.                                                 270,450
                    1,600    ITT Industries, Inc.                                                 144,384
                    1,400    3M Co.                                                               119,966
                      400    United Technologies Corp.                                             40,664
                                                                                             ------------
                                                                                                  817,760
                                                                                             ------------
   RETAIL TRADE (5.3%)
                      900    Best Buy Co., Inc.                                                    48,609
                    1,000    eBay, Inc. (3)                                                        37,260
                    2,600    J.C. Penney Co., Inc.                                                134,992
                    3,300    Lowe's Companies, Inc.                                               188,397
                    4,300    Target Corp.                                                         215,086
                                                                                             ------------
                                                                                                  624,344
                                                                                             ------------
   TECHNOLOGY SERVICES (5.9%)
                    1,000    Adobe Systems, Inc.                                                   67,170
                    1,900    Check Point Software Technology (3)                                   41,306
                    2,200    First Data Corp.                                                      86,482
                      200    Google, Inc. (3)                                                      36,102
                    7,600    Microsoft Corp.                                                      183,692
                    2,100    SAP AG                                                                84,168
                    2,800    Symantec Corp. (3)                                                    59,724
                    2,200    Veritas Software Corp. (3)                                            51,084
                    2,700    Yahoo!, Inc. (3)                                                      91,530
                                                                                             ------------
                                                                                                  701,258
                                                                                             ------------
   TRANSPORTATION (1.8%)
                    2,000    Burlington Northern Sante Fe Corp.                                   107,860
                      800    United Parcel Service, Inc.                                           58,192
                      700    UTI Worldwide, Inc.                                                   48,615
                                                                                             ------------
                                                                                                  214,667
                                                                                             ------------



Total common stocks                                                                             7,569,472
(cost: $6,616,337)                                                                            ------------


BONDS (30.0%) (2)

   ASSET-BACKED SECURITIES (2.0%)
                   62,946    Conseco Mfg. Housing
                               Series 2002, 6.03%, 3/1/33                                          63,851
                             Green Tree Financial Corp.:
                    8,834      1995-5, 7.25%, 9/15/26                                               9,061
                   54,189      1997-1 A6, 7.29%, 3/15/28                                           57,371
                   53,851      1997-6 A10, 6.87%, 1/15/29                                          56,071
                      429    Green Tree Home Equity Loan Trust,
                               1999-D A5, 7.88%, 9/15/30                                              429
                   50,000    Origen Mfg. Housing
                               Series 2001A, 7.08%, 3/15/32                                        51,694
                                                                                             ------------
                                                                                                  238,477
                                                                                             ------------

BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%)
                   59,230    FHLMC, 3.25%, 4/15/32                                                 55,471
                   50,000    Structured Asset Securities Corp.,
                               2005-4XS, 5.25%, 3/25/35                                            48,864
                             Washington Mutual Mtg. Pass-Through:
                   59,370      Series 2002-S8, 5.25%, 1/25/18                                      59,648
                   98,759      Series 2003-MS5, 5.00%, 3/25/18                                     98,973
                                                                                             ------------
                                                                                                  262,956
                                                                                             ------------
   CORPORATE BONDS (12.8%)
                  100,000    Academica Charter School, 8.00%, 8/15/24                             102,190
                  100,000    Citigroup Capital, 7.75%, 12/1/36                                    106,080
                   84,000    ConocoPhillips, 8.00%, 1/15/37                                        89,408
                   82,378    Continental Airlines, 7.71%, 4/2/21                                   80,535
                   50,000    CSX Corp., 9.75%, 6/15/20                                             70,292
                   50,000    Everest Reins. Hldgs., 8.75%, 3/15/10                                 57,942
                   35,000    Fifth Third Capital Trust, 8.14%, 3/15/27                             37,989
                  100,000    McDonald's Corp., 7.31%, 9/15/27                                     105,731
                  100,000    Morton Intl., Inc., 9.25%, 6/1/20                                    142,857
                  100,000    NB Capital Trust IV (Bank of America),
                               8.25%, 4/15/27                                                     110,727
                  204,825    Northwest Airlines Corp., 8.07%, 10/1/19                             223,771
                  150,000    Prologis Trust, 7.625%, 7/1/17                                       171,990
                  100,000    Virginia Electric & Power, 8.25%, 3/1/25                             103,763
                  100,000    Wells Fargo Capital, 7.96%, 12/15/26                                 109,242
                                                                                             ------------
                                                                                                1,512,517
                                                                                             ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (2.9%)
                   85,878    7.50%, 3/1/31                                                         91,951
                   47,208    7.50%, 7/1/29                                                         50,502
                   53,026    8.38%, 5/17/20                                                        57,027
                   64,960    8.50%, 7/1/18                                                         70,207
                   64,148    8.50%, 10/1/30                                                        69,611
                                                                                             ------------
                                                                                                  339,298
                                                                                             ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.4%)
                   11,124    7.00%, 3/1/07                                                         11,309
                  109,322    7.00%, 10/1/11                                                       114,553
                   36,833    7.50%, 6/1/32                                                         39,607
                   17,468    8.00%, 12/1/20                                                        18,803
                   31,084    8.00%, 7/1/26                                                         33,494
                   35,321    8.00%, 12/1/27                                                        38,215
                   82,159    8.00%, 2/1/31                                                         88,452
                   64,418    8.46%, 4/15/26                                                        69,857
                   49,471    9.50%, 5/1/27                                                         55,329
                   70,758    9.50%, 11/1/30                                                        76,679
                   17,041    9.75%, 1/15/13                                                        18,670
                    1,689    10.00%, 1/1/20                                                         1,900
                   49,092    10.00%, 7/1/26                                                        55,516
                   19,019    10.25%, 6/15/13                                                       21,005
                                                                                             ------------
                                                                                                  643,389
                                                                                             ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.2%)
                   73,615    7.00%, 7/15/23                                                        78,233
                   59,726    7.00%, 12/15/24                                                       63,818
                   93,389    7.50%, 7/15/23                                                       100,823
                    6,238    9.00%, 6/15/11                                                         6,807
                   14,879    9.00%, 6/15/09                                                        15,783
                   18,295    9.00%, 11/15/16                                                       19,942
                      421    9.50%, 7/20/05                                                           425
                    2,288    9.50%, 5/20/16                                                         2,515
                   50,597    9.50%, 9/15/30                                                        56,808
                    8,434    9.50%, 9/20/18                                                         9,321
                   13,186    9.50%, 2/20/19                                                        14,605
                    2,867    9.75%, 10/15/05                                                        2,914
                    1,925    11.25%, 10/15/11                                                       2,150
                                                                                             ------------
                                                                                                  374,144
                                                                                             ------------

BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------
   TAXABLE MUNICIPAL SECURITIES (0.2%)
                    9,000    Bernalillo Multifamily, Series 1998A,
                                7.50%, 9/20/20                                                      9,837
                   10,000    CA Rural Home Mtg. Fin. Auth.
                               Rev. Series 2003A, 5.25%, 12/1/24                                   10,009
                                                                                             ------------
                                                                                                   19,846
                                                                                             ------------


   U.S. GOVERNMENT SECURITIES (1.3%)
                  450,000    U.S. Treasury Strip, Zero Coupon,
                               5.64% Effective Yield, 11/15/27                                    147,562
                                                                                             ------------


Total bonds                                                                                     3,538,189
(cost: $3,532,986)                                                                           ------------

CLOSED-END MUTUAL FUNDS (3.2%) (2)
                    6,009    American Select Portfolio                                             71,327
                      403    American Strategic, Inc. Portfolio                                     4,614
                   15,470    American Strategic, Inc. Portfolio II                                179,452
                   10,609    American Strategic, Inc. Portfolio III                               123,913
                                                                                             ------------

     Total closed-end mutual funds                                                                379,306
     (cost: $368,185)                                                                        ------------

SHORT-TERM SECURITIES (1.4%) (2)
                  160,000    Sit Money Market Fund, 2.26% (4)                                     160,000
     (cost: $160,000)                                                                        ------------

Total investments in securities
     (cost: $10,677,508)                                                                      $11,646,967
                                                                                             ============

Other Assets and Liabilities, Net (1.4%)                                                          162,962

                                                                                             ------------
Total Net Assets                                                                             $ 11,809,929
                                                                                             ============


                                                                                             ------------
Aggregate Cost                                                                                 10,677,508
                                                                                             ------------

Gross Unrealized Appreciation                                                                   1,587,718
Gross Unrealized Depreciation                                                                    (618,259)
                                                                                             ------------
Net Unrealized Appreciation (Depreciation)                                                        969,459
                                                                                             ============

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                              MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (93.7%) (2)
        AFRICA/ MIDDLE EAST (5.8%)
           ISRAEL (5.8%)
                             7,000    Amdocs, Ltd. (Technology Services) (3)                                             198,800
                             2,500    Given Imaging, Ltd. (Health Technology) (3)                                         73,825
                             2,850    Lipman (Electronic Technology) (3)                                                  81,909
                             1,500    Shamir Optical Industry, Ltd.
                                          (Health Technology) (3)                                                         23,175
                             3,800    Teva Pharmaceutical, A.D.R.
                                          (Health Technology)                                                            117,800
                                                                                                                     ------------
                                                                                                                         495,509
                                                                                                                     ------------
        ASIA (59.7%)
           AUSTRALIA (6.1%)
                            13,110    BHP Billiton, Ltd., A.D.R. (Non-Energy
                                          Minerals)                                                                      366,818
                             1,200    Rio Tinto, A.D.R, (Non-Energy Minerals)                                            155,700
                                                                                                                     ------------
                                                                                                                         522,518
                                                                                                                     ------------
           CHINA / HONG KONG (11.7%)
                           128,000    China Oilfield Services, Ltd. (Industrial Services)                                 44,311
                            55,000    Hongkong Land Holdings, Ltd. (Finance)                                             147,950
                             5,400    HSBC Holdings p.l.c. (Finance)                                                      85,853
                           512,000    PetroChina Co. (Energy Minerals)                                                   318,386
                           222,508    Ports Design, Ltd. (Retail Trade)                                                  152,630
                            10,000    Sun Hung Kai Properties, Ltd. (Finance)                                             90,713
                           118,000    Tsingtao Brewery Co., Ltd. (Consumer Non-
                                          Durables)                                                                      123,305
                            72,000    Xinao Gas Holdings, Ltd. (Utlities) (3)                                             38,772
                                                                                                                     ------------
                                                                                                                       1,001,920
                                                                                                                     ------------
           INDIA (3.0%)
                             6,500    ICICI Bank, A.D.R. (Finance)                                                       134,680
                             5,000    Reliance Industries, Ltd., G.D.R.
                                          (Energy Minerals)                                                              127,500
                                                                                                                     ------------
                                                                                                                         262,180
                                                                                                                     ------------
           INDONESIA (0.7%)
                             3,400    PT Telekomunikasi (Communications)                                                  63,716
                                                                                                                     ------------
           MALAYSIA (2.5%)
                            71,100    Astro All Asia Networks, p.l.c.
                                          (Consumer Services) (3)                                                         96,359
                            47,000    Maxis Berhad (Communications)                                                      116,882
                                                                                                                     ------------
                                                                                                                         213,241
                                                                                                                     ------------
           PHILLIPINES (2.5%)
                         1,500,000    Manila Water Co. (Utilities) (3)                                                   180,246
                            54,500    Semirara Mining Corp.
                                          (Energy Minerals) (3)                                                           37,706
                                                                                                                     ------------
                                                                                                                         217,952
                                                                                                                     ------------
           RUSSIA (4.3%)
                             1,300    LUKOIL, A.D.R. (Energy Minerals)                                                   176,020
                             2,700    Mobile Telesystems, A.D.R.
                                          (Communications)                                                                95,013
                             2,800    Vimpel Communications, A.D.R.
                                          (Communications) (3)                                                            96,376
                                                                                                                     ------------
                                                                                                                         367,409
                                                                                                                     ------------
           SINGAPORE (1.9%)
                             9,097    DBS Group Holdings, Ltd. (Finance)                                                  82,184
                           109,000    Starhub, Ltd. (Communications) (3)                                                  83,272
                                                                                                                     ------------
                                                                                                                         165,456
                                                                                                                     ------------
           SOUTH KOREA (17.0%)
                               700    Cheil Communications, Inc.
                                          (Commercial Services)                                                          118,562
                            16,007    Industrial Bank of Koea (Finance)                                                  136,059
                             2,200    Kookmin Bank (Finance)                                                              98,247
                               600    Kookmin Bank, A.D.R. (Finance)                                                      26,790
                             3,400    POSCO, A.D.R. (Non-Energy Minerals)                                                167,824


DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                              MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
                             1,099    Samsung Electronics (Electronic
                                          Technology)                                                                    543,277
                             8,100    Shinhan Financial Group (Finance)                                                  216,957
                               300    Shinsegae Co., Ltd. (Retail Trade)                                                  92,614
                             3,100    SK Telecom Co., A.D.R. (Communications)                                             61,132
                                                                                                                     ------------
                                                                                                                       1,461,462
                                                                                                                     ------------
           TAIWAN (4.7%)
                             2,500    AU Optronics Corp. (Electronic Tech.)                                               36,650
                            52,000    Cathay Financial Holding Co., Ltd.
                                          (Finance)                                                                       98,699
                            86,887    Chinatrust Financial Holding Co., Ltd.
                                          (Finance)                                                                       98,040
                           102,460    Taiwan Semiconductor Co. (Electronic
                                          Technology)                                                                    167,482
                                                                                                                     ------------
                                                                                                                         400,871
                                                                                                                     ------------
           THAILAND (5.3%)
                            94,600    Advanced Info Service Public Co., Ltd.                                             241,851
                                          (Communications)
                            37,600    Bangkok Bank Public Co., Ltd. (Finance) (3)                                        107,662
                           278,800    Land & Houses Public Co., Ltd. (Consumer
                                          Durables)                                                                       62,011
                            25,000    Thai Public Oil Co. (Energy Minerals) (3)                                           40,266
                                                                                                                     ------------
                                                                                                                         451,790
                                                                                                                     ------------
        EUROPE (6.9%)
           GREECE (0.8%)
                             1,500    Tsakos Energy Navigation, Ltd., A.D.R.
                                          (Transportation)                                                                 66,045
                                                                                                                     ------------
           POLAND (0.4%)
                             1,200    Central European Distribution Corp.
                                          (Consumer Non-Durables) (3)                                                     39,948
                                                                                                                     ------------
           ROMANIA (2.4%)
                             4,100    Central European Media Enterprises, Ltd.
                                          (Consumer Services) (3)                                                        202,786
                                                                                                                     ------------
           UNITED KINGDOM (3.3%)
                            12,100    Anglo American p.l.c. (Non-Energy Minerals)                                        286,947
                                                                                                                     ------------
        LATIN AMERICA (21.3%)
           BRAZIL (10.5%)
                             5,979    Banco Bradesco S.A. (Finance)                                                      173,399
                             5,100    Companhia Vale do Rio Doce, A.D.R.
                                          (Non-Energy Minerals)                                                          161,211
                             3,883    Embraer de Aeronautica, A.D.R.
                                          (Transportation)                                                               121,538
                             3,900    Pao de Acucar, A.D.R. (Retail Trade)                                                81,861
                             5,860    Petrobras (Energy Minerals)                                                        227,346
                             8,600    Tele Norte Leste Participacoes, A.D.R.
                                          (Communications)                                                               133,042
                                                                                                                     ------------
                                                                                                                         898,397
                                                                                                                     ------------
           MEXICO (10.8%)
                             5,200    America Movil, A.D.R. (Communications)                                             268,320
                             2,400    Grupo Televisa S.A., A.D.R. (Consumer
                                         Services)                                                                       141,120
                             2,500    Homex, A.D.R. (Consumer Durables) (3)                                               61,450
                             4,000    NII Holdings, Inc. (Communications) (3)                                            230,000
                             1,900    Telefonos de Mexico, A.D.R.
                                          (Communications)                                                                65,607
                            45,270    Wal-Mart de Mexico (Retail Trade)                                                  158,707
                                                                                                                     ------------
                                                                                                                         925,204
                                                                                                                     ------------


Total common stocks                                                                                                    8,043,351
           (cost:  $5,456,291)                                                                                       ------------



DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                              MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
CLOSED-END MUTUAL FUND (4.6%) (2)
                            14,640    India Fund (Consumer Services)                                                     397,769
           (cost:  $235,004)                                                                                         ------------

SHORT-TERM SECURITIES (2.5%) (2)

                           217,000    Sit Money Market Fund, 2.26% (4)                                                   217,000
           (cost:  $217,000)                                                                                         ------------

Total investments in securities
           (cost:  $5,908,295)                                                                                        $8,658,120
                                                                                                                     ============

Other Assets and Liabilities, Net (-0.9%)                                                                                (73,055)

                                                                                                                     ------------
Total Net Assets                                                                                                     $ 8,585,065
                                                                                                                     ============


                                                                                                                     ------------
Aggregate Cost                                                                                                         5,908,295
                                                                                                                     ------------

Gross Unrealized Appreciation                                                                                          2,820,177
Gross Unrealized Depreciation                                                                                            (70,351)
                                                                                                                     ------------
Net Unrealized Appreciation (Depreciation)                                                                             2,749,825
                                                                                                                     ============

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.5%) (2)

      COMMERCIAL SERVICES (3.1%)
                            36,900    Getty Images, Inc. (3)                                               2,623,959
                            20,600    Portfolio Recovery Assoc. (3)                                          701,018
                           142,700    SkillSoft, A.D.R. (3)                                                  525,136
                            32,500    Zebra Technologies Corp. (3)                                         1,543,425
                                                                                                         ------------
                                                                                                           5,393,538
                                                                                                         ------------
      COMMUNICATIONS (3.5%)
                            63,900    Alamosa Hldgs., Inc. (3)                                               745,713
                            33,750    NII Holdings, Inc. (3)                                               1,940,625
                            26,350    Spectrasite, Inc. (3)                                                1,527,509
                           103,700    Ubiquitel, Inc. (3)                                                    694,790
                           267,500    US Unwired, Inc. (3)                                                 1,123,500
                                                                                                         ------------
                                                                                                           6,032,137
                                                                                                         ------------
      CONSUMER DURABLES (2.9%)
                            25,150    Polaris Industries, Inc.                                             1,766,284
                            94,900    Scientific Games Corp. (3)                                           2,168,465
                            40,500    WMS Industries, Inc. (3)                                             1,140,480
                                                                                                         ------------
                                                                                                           5,075,229
                                                                                                         ------------
      CONSUMER NON-DURABLES (2.2%)
                            68,250    Coach, Inc. (3)                                                      3,864,998
                                                                                                         ------------
      CONSUMER SERVICES (2.2%)
                            45,000    Aztar Corp. (3)                                                      1,285,200
                            67,000    Corinthian Colleges, Inc. (3)                                        1,053,240
                            18,500    Life Time Fitness, Inc. (3)                                            499,130
                            28,500    Sonic Corp. (3)                                                        951,900
                                                                                                         ------------
                                                                                                           3,789,470
                                                                                                         ------------
      ELECTRONIC TECHNOLOGY (13.4%)
                            23,000    Amphenol Corp.                                                         851,920
                            60,600    Cognex Corp.                                                         1,507,728
                           179,000    Cray, Inc. (3)                                                         456,450
                            34,200    Cymer, Inc. (3)                                                        915,534
                            89,500    Foundry Networks, Inc. (3)                                             886,050
                           105,460    Intersil Corp.                                                       1,826,567
                           127,061    Juniper Networks, Inc. (3)                                           2,802,966
                            84,625    Kronos, Inc. (3)                                                     4,325,184
                            20,500    LeCroy Corp. (3)                                                       351,165
                            52,800    Plantronics, Inc. (3)                                                2,010,624
                            71,200    Silicon Laboratories, Inc. (3)                                       2,115,352
                           243,050    Sonus Networks, Inc. (3)                                             1,030,532
                            49,400    Trimble Navigation, Ltd. (3)                                         1,670,214
                            69,800    Varian Semiconductor Equip. Assoc., Inc. (3)                         2,653,098
                                                                                                         ------------
                                                                                                          23,403,384
                                                                                                         ------------
      ENERGY MINERALS (10.2%)
                            36,500    ATP Oil & Gas Corp. (3)                                                789,860
                            97,850    Carrizo Oil & Gas, Inc. (3)                                          1,662,472
                            37,000    Foundation Coal Holdings, Inc.                                         869,870
                            99,150    Frontier Oil Corp.                                                   3,595,179
                           755,575    Gasco Energy, Inc. (3)                                               2,289,392
                            90,100    Quicksilver Resources, Inc. (3)                                      4,390,573
                            73,300    Southwestern Energy Co. (3)                                          4,160,508
                                                                                                         ------------
                                                                                                          17,757,854
                                                                                                         ------------
      FINANCE (7.3%)
                            33,275    Affiliated Managers Group, Inc. (3)                                  2,064,048
                            50,300    National Financial Partners Corp.                                    2,001,940
                           145,436    New York Community Bancorp, Inc.                                     2,641,118
                            62,650    Platinum Underwriters Holdings, Ltd.                                 1,860,705
                            57,770    UCBH Holdings, Inc.                                                  2,305,023
                            40,350    Wintrust Financial Corp.                                             1,900,081
                                                                                                         ------------
                                                                                                          12,772,915
                                                                                                         ------------
      HEALTH SERVICES (2.0%)
                            44,350    Stericycle, Inc. (3)                                                 1,960,270
                            23,500    Covance, Inc. (3)                                                    1,118,835
                            17,674    Ventiv Health, Inc. (3)                                                406,502
                                                                                                         ------------
                                                                                                           3,485,607
                                                                                                         ------------


SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
      HEALTH TECHNOLOGY (12.4%)
                            43,500    Amylin Pharmaceuticals, Inc. (3)                                       760,815
                            79,700    Biosite, Inc. (3)                                                    4,146,791
                            63,600    Celgene Corp. (3)                                                    2,165,580
                            44,500    Connetics Corp. (3)                                                  1,125,405
                           210,850    CryoLife, Inc. (3)                                                   1,305,161
                           317,670    Encore Medical Corp. (3)                                             1,709,065
                            69,100    Given Imaging, Ltd. (3)                                              2,040,523
                            23,500    Invitrogen Corp. (3)                                                 1,626,200
                           106,900    Kyphon, Inc. (3)                                                     2,690,673
                            71,100    NuVasive, Inc. (3)                                                     918,612
                           132,700    Sangamo BioSciences, Inc. (3)                                          530,800
                            31,500    SurModics, Inc. (3)                                                  1,005,165
                             2,850    Telik, Inc. (3)                                                         42,978
                            67,400    Wright Medical Group, Inc. (3)                                       1,617,600
                                                                                                         ------------
                                                                                                          21,685,368
                                                                                                         ------------
      INDUSTRIAL SERVICES (4.2%)
                            39,000    Baker Corp. (3)                                                        859,950
                            29,300    CARBO Ceramics, Inc.                                                 2,055,395
                            51,000    Chicago Bridge & Iron Co.                                            2,245,530
                            45,600    Core Laboratories N.V. (3)                                           1,170,552
                            28,000    FMC Technologies, Inc. (3)                                             929,040
                            11,300    Pioneer Drilling Co. (3)                                               155,601
                                                                                                         ------------
                                                                                                           7,416,068
                                                                                                         ------------
      PROCESS INDUSTRIES (2.9%)
                            61,250    Cuno, Inc. (3)                                                       3,147,638
                            33,950    Dionex Corp. (3)                                                     1,850,275
                                                                                                         ------------
                                                                                                           4,997,913
                                                                                                         ------------
      PRODUCER MANUFACTURING (7.7%)
                            39,200    AMETEK, Inc.                                                         1,577,800
                           121,500    Comfort Systems USA, Inc. (3)                                          941,625
                            26,100    DRS Technologies, Inc. (3)                                           1,109,250
                            50,600    IDEX Corp.                                                           2,041,710
                            99,750    Joy Global, Inc.                                                     3,497,235
                            70,050    Kaydon Corp.                                                         2,199,570
                            30,800    Roper Industries, Inc.                                               2,017,400
                                                                                                         ------------
                                                                                                          13,384,590
                                                                                                         ------------
      RETAIL TRADE (5.0%)
                            44,050    Advance Auto Parts, Inc. (3)                                         2,222,323
                            12,300    Cabela's Inc. (3)                                                      253,749
                            72,500    Chico's FAS, Inc. (3)                                                2,048,850
                            57,750    Coldwater Creek, Inc. (3)                                            1,067,220
                             7,750    Guitar Center Mgmt., Inc. (3)                                          424,932
                            75,200    PETCO Animal Supplies, Inc. (3)                                      2,768,112
                                                                                                         ------------
                                                                                                           8,785,186
                                                                                                         ------------
      TECHNOLOGY SERVICES (12.5%)
                            67,000    Altiris, Inc. (3)                                                    1,597,950
                           106,050    Business Objects S.A., A.D.R. (3)                                    2,851,685
                            39,800    CACI International, Inc. (3)                                         2,198,154
                            99,200    Citrix Systems, Inc. (3)                                             2,362,944
                            40,000    Hyperion Solutions, Inc. (3)                                         1,764,400
                           227,350    Informatica Corp. (3)                                                1,880,184
                            37,500    InfoSpace, Inc. (3)                                                  1,531,125
                            50,700    Mercury Interactive Corp. (3)                                        2,402,166
                            21,800    Navigant Consulting, Inc. (3)                                          593,614
                           112,800    Quest Software, Inc. (3)                                             1,561,152
                            73,450    SS&C Technologies, Inc.                                              1,674,660
                            23,950    Websense, Inc. (3)                                                   1,288,510
                            66,100    Zix Corp. (3)                                                          247,214
                                                                                                         ------------
                                                                                                          21,953,758
                                                                                                         ------------
      TRANSPORTATION (5.0%)
                            77,350    C.H. Robinson Worldwide, Inc.                                        3,985,846
                            32,550    Tsakos Energy Navigation, Ltd.                                       1,433,176
                            48,700    UTI Worldwide, Inc.                                                  3,382,215
                                                                                                         ------------
                                                                                                           8,801,237
                                                                                                         ------------


SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          QUANTITY    NAME OF ISSUER                                                MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------------------------
      UTILITIES (2.0%)
                            61,600    Equitable Resources, Inc.                                            3,538,304
                                                                                                       --------------

Total common stocks
           (cost: $141,066,250)                                                                          172,137,556
                                                                                                       --------------

SHORT-TERM SECURITIES (0.2%) (2)
                           296,000    Sit Money Market Fund, 2.26% (4)                                       296,000
           (cost:  $296,000)                                                                           --------------

Total investments in securities
           (cost: $141,362,250)                                                                         $172,433,556
                                                                                                       ==============

Other Assets and Liabilities, Net (1.4%)                                                                   2,371,464

                                                                                                       --------------
Total Net Assets                                                                                       $ 174,805,020
                                                                                                       ==============


                                                                                                       --------------
Aggregate Cost                                                                                           141,362,250
                                                                                                       --------------

Gross Unrealized Appreciation                                                                             42,470,778
Gross Unrealized Depreciation                                                                            (11,399,473)
                                                                                                       --------------
Net Unrealized Appreciation (Depreciation)                                                                31,071,305
                                                                                                       ==============


Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                   QUANTITY    NAME OF ISSUER                                                     MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (97.4%) (2)

    ELECTRONIC TECHNOLOGY (34.0%)
                      6,800    Agilent Technologies, Inc. (3)                                             150,960
                      6,600    Analog Devices, Inc.                                                       238,524
                      7,600    Apple Computer, Inc. (3)                                                   316,692
                     11,000    Broadcom Corp. (3)                                                         329,120
                     21,000    Cisco Systems, Inc. (3)                                                    375,690
                      8,000    Dell Computer Corp. (3)                                                    307,360
                     20,300    EMC Corp. (3)                                                              250,096
                     11,200    Intel Corp.                                                                260,176
                      7,000    Intervoice, Inc. (3)                                                        78,610
                     13,617    Juniper Networks, Inc. (3)                                                 300,391
                      9,200    Lam Research Corp. (3)                                                     265,512
                      6,800    Network Appliance, Inc. (3)                                                188,088
                      9,600    Qualcomm, Inc.                                                             351,840
                      2,000    Portalplayer, Inc. (3)                                                      45,660
                      5,000    Radyne ComStream, Inc. (3)                                                  40,850
                      2,000    Research In Motion, Ltd. (3)                                               152,840
                     23,000    Rimage Corp. (3)                                                           456,550
                     40,200    Sonus Networks, Inc. (3)                                                   170,448
                     12,470    Standard Microsystems Corp. (3)                                            216,479
                      5,000    Tessera Technologies, Inc. (3)                                             216,150
                      6,800    Xilinx, Inc.                                                               198,764
                                                                                                      ------------
                                                                                                        4,910,800
                                                                                                      ------------
    HEALTH TECHNOLOGY (24.0%)
                      4,800    Amgen, Inc. (3)                                                            279,408
                      6,000    Biogen Idec, Inc. (3)                                                      207,060
                      4,200    Biomet, Inc.                                                               152,460
                      7,400    Boston Scientific Corp. (3)                                                216,746
                      4,600    Connetics Corp. (3)                                                        116,334
                     37,000    Elan Corp., A.D.R (3)                                                      119,880
                      7,000    Encysive Pharmaceuticals, Inc. (3)                                          71,540
                      3,400    Eyetech Pharmaceuticals, Inc. (3)                                           93,500
                      7,000    Genentech, Inc. (3)                                                        396,270
                      3,500    Gen-Probe, Inc. (3)                                                        155,960
                      5,400    Gilead Sciences, Inc. (3)                                                  193,320
                      8,600    Given Imaging, Ltd. (3)                                                    253,958
                     13,800    Kyphon, Inc. (3)                                                           347,346
                      4,600    Medtronic, Inc.                                                            234,370
                     17,400    NuVasive, Inc. (3)                                                         224,808
                      8,200    St. Jude Medical, Inc. (3)                                                 295,200
                     15,000    Tercica, Inc. (3)                                                          114,450
                                                                                                      ------------
                                                                                                        3,472,610
                                                                                                      ------------
    PRODUCER MANUFACTURING (4.5%)
                     11,200    Harris Corp.                                                               365,680
                     11,400    Thermo Electron Corp. (3)                                                  288,306
                                                                                                      ------------
                                                                                                          653,986
                                                                                                      ------------
    RETAIL TRADE (1.9%)
                      7,200    eBay, Inc. (3)                                                             268,272
                                                                                                      ------------


SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                   QUANTITY    NAME OF ISSUER                                                     MARKET VALUE (1)
------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY SERVICES (33.0%)
                      5,000    Adobe Systems, Inc.                                                        335,850
                      7,400    Amdocs, Ltd. (3)                                                           210,160
                      5,800    Ansoft Corp. (3)                                                           156,484
                      4,400    ANSYS, Inc. (3)                                                            150,524
                     10,000    Autodesk, Inc.                                                             297,600
                     10,800    Business Objects, A.D.R. (3)                                               290,412
                      6,000    Check Point Software Technology (3)                                        130,440
                      8,200    Cognos, Inc. (3)                                                           343,908
                      1,800    Google, Inc. (3)                                                           324,918
                      7,800    McAfee, Inc. (3)                                                           175,968
                      6,900    Mercury Interactive Corp. (3)                                              326,922
                     11,000    Microsoft Corp.                                                            265,870
                      6,600    NAVTEQ (3)                                                                 286,110
                      8,600    Oracle Corp. (3)                                                           107,328
                      7,800    SAP, A.D.R.                                                                312,624
                     16,000    Symantec Corp. (3)                                                         341,280
                      9,200    Veritas Software Corp. (3)                                                 213,624
                     12,000    Yahoo!, Inc. (3)                                                           406,800
                     25,000    Zix Corp.                                                                   93,500
                                                                                                     -------------
                                                                                                        4,770,322
                                                                                                     -------------

Total common stocks                                                                                    14,075,990
    (cost:  $13,327,392)                                                                             -------------

SHORT-TERM SECURITIES (0.8%) (2)
                    119,000    Sit Money Market Fund, 2.26% (4)                                           119,000
    (cost:  $119,000)                                                                                -------------

Total investments in securities
    (cost:  $13,446,392)                                                                              $14,194,990
                                                                                                     =============

Other Assets and Liabilities, Net (1.8%)                                                                  258,993

                                                                                                     -------------
Total Net Assets                                                                                     $ 14,453,983
                                                                                                     =============


                                                                                                     -------------
Aggregate Cost                                                                                         13,446,392
                                                                                                     -------------

Gross Unrealized Appreciation                                                                           2,654,119
Gross Unrealized Depreciation                                                                          (1,905,520)
                                                                                                     -------------
Net Unrealized Appreciation (Depreciation)                                                                748,599
                                                                                                     =============

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                   QUANTITY NAME OF ISSUER                                                          MARKET VALUE (1)
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (91.6%) (2)

    COMMERCIAL SERVICES (1.5%)
                    1,950   McGraw-Hill Companies, Inc.                                                     170,137
                                                                                                        ------------
    COMMUNICATIONS (3.9%)
                    6,000   Fairpoint Communications, Inc.                                                   89,820
                    3,600   Global Signal, Inc.                                                             107,856
                    4,500   SBC Communcations, Inc.                                                         106,605
                    5,200   Vodafone Group, A.D.R.                                                          138,112
                                                                                                        ------------
                                                                                                            442,393
                                                                                                        ------------
    CONSUMER DURABLES (2.8%)
                    4,200   Briggs & Stratton Corp.                                                         152,922
                    1,700   CLARCOR, Inc.                                                                    88,332
                    1,100   Polaris Industries, Inc.                                                         77,253
                                                                                                        ------------
                                                                                                            318,507
                                                                                                        ------------
    CONSUMER NON-DURABLES (8.9%)
                    3,000   Diageo p.l.c.                                                                   170,700
                    3,900   General Mills, Inc.                                                             191,685
                    3,100   Kimberly-Clark Corp.                                                            203,763
                    4,300   PepsiCo, Inc.                                                                   228,029
                    4,300   Procter & Gamble Co.                                                            227,900
                                                                                                        ------------
                                                                                                          1,022,077
                                                                                                        ------------
    ELECTRONIC TECHNOLOGY (4.6%)
                    3,600   Diebold, Inc.                                                                   197,460
                    6,300   Hewlett-Packard Co.                                                             138,222
                    6,900   Nokia Corp., A.D.R.                                                             106,467
                    3,300   Tektronix, Inc.                                                                  80,949
                                                                                                        ------------
                                                                                                            523,098
                                                                                                        ------------
    ENERGY MINERALS (9.8%)
                    5,300   BP p.l.c. , A.D.R.                                                              330,720
                    5,600   Hugoton Royalty Trust                                                           165,144
                    4,550   Marathon Oil Corp.                                                              213,486
                    2,900   Occidental Petroleum Corp.                                                      206,393
                    1,800   Total S.A.                                                                      211,014
                                                                                                        ------------
                                                                                                          1,126,757
                                                                                                        ------------
    FINANCE (15.7%)
                    3,700   Alliance Capital Mgmt. Hldg., LP                                                174,455
                    2,500   AMB Property Corp.                                                               94,500
                    2,200   American Intl. Group, Inc.                                                      121,902
                    3,000   Aspen Insurance Holdings, Ltd.                                                   75,630
                    1,500   Chubb Corp.                                                                     118,905
                    5,600   Citigroup, Inc.                                                                 251,664
                    2,550   General Growth Properties, Inc.                                                  86,955
                    4,050   J.P. Morgan Chase & Co.                                                         140,130
                    2,400   Lincoln National Corp.                                                          108,336
                    1,000   Mercury General Corp.                                                            55,260
                    2,600   Montpelier Re Holdings, Ltd.                                                     91,390
                    2,100   Prudential Financial, Inc.                                                      120,540
                    2,850   U.S. Bancorp                                                                     82,137
                    4,500   Wells Fargo Co.                                                                 269,100
                                                                                                        ------------
                                                                                                          1,790,904
                                                                                                        ------------
    HEALTH SERVICES (1.3%)
                    5,300   Owens & Minor, Inc.                                                             143,895
                                                                                                        ------------
    HEALTH TECHNOLOGY (8.6%)
                    3,100   Abbott Laboratories                                                             144,522
                    2,900   Arrow Intl., Inc.                                                                99,615
                    3,000   Becton, Dickinson & Co.                                                         175,260
                    6,800   Bristol-Myers Squibb Co.                                                        173,128
                    3,250   Eli Lilly and Co.                                                               169,325
                    8,500   Pfizer, Inc.                                                                    223,295
                                                                                                        ------------
                                                                                                            985,145
                                                                                                        ------------
    INDUSTRIAL SERVICES (1.7%)
                    2,550   Kinder Morgan, Inc.                                                             193,035
                                                                                                        ------------

    PROCESS INDUSTRIES (6.4%)
                    5,300   Bemis Company, Inc.                                                             164,936
                    2,700   Dow Chemical Co.                                                                134,595
                    3,200   E.I. Du Pont de Nemours & Co.                                                   163,968
                    1,400   PPG Industries, Inc.                                                            100,128
                    3,800   Sherwin-Williams Co.                                                            167,162
                                                                                                        ------------
                                                                                                            730,789
                                                                                                        ------------


DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                   QUANTITY NAME OF ISSUER                                                          MARKET VALUE (1)
--------------------------------------------------------------------------------------------------------------------
    PRODUCER MANUFACTURING (15.9%)
                    3,150   American Power Conversion Corp.                                                  82,247
                    2,900   Autoliv, Inc.                                                                   138,185
                    1,200   Caterpillar, Inc.                                                               109,728
                    1,100   Deere & Co.                                                                      73,843
                      500   General Dynamics Corp.                                                           53,525
                   11,900   General Electric Co.                                                            429,114
                    2,150   Illinois Tool Works, Inc.                                                       192,489
                    1,700   ITT Industries, Inc.                                                            153,408
                    1,300   Lockheed Martin Corp.                                                            79,378
                    3,400   MSC Industrial Direct Co., Inc.                                                 103,904
                    1,950   United Technologies Corp.                                                       198,237
                    2,350   3M Co.                                                                          201,372
                                                                                                       -------------
                                                                                                          1,815,430
                                                                                                       -------------
    RETAIL TRADE (3.9%)
                    3,300   Buckle, Inc.                                                                    115,203
                    2,600   Costco Wholesale Corp.                                                          114,868
                    4,000   Deb Shops, Inc.                                                                 112,880
                    4,150   Limited Brands                                                                  100,845
                                                                                                       -------------
                                                                                                            443,796
                                                                                                       -------------
    TRANSPORTATION (3.1%)
                    2,100   Burlington Northern Santa Fe Corp.                                              113,253
                    1,900   Nordic American Tanker Shipping, Ltd.                                            90,155
                    1,800   Tsakos Energy Navigation, Ltd.                                                   79,254
                      950   United Parcel Service, Inc.                                                      69,103
                                                                                                       -------------
                                                                                                            351,765
                                                                                                       -------------
    UTILITIES (3.5%)
                    1,700   Entergy Corp.                                                                   120,122
                    2,400   Equitable Resources, Inc.                                                       137,856
                    1,200   South Jersey Industries, Inc.                                                    67,680
                      900   TXU Corp.                                                                        71,667
                                                                                                       -------------
                                                                                                            397,325
                                                                                                       -------------
Total common stocks                                                                                      10,455,053
    (cost:  $9,743,923)                                                                                -------------

CLOSED-END MUTUAL FUNDS (2.9%) (2)
                    8,750   Kayne Anderson MLP Invest. Co.                                                  229,425
                    3,600   Tortoise Energy Infrastructure Corp.                                            102,744
                                                                                                       -------------

Total closed-end mutual funds                                                                               332,169
    (cost:  $306,711)                                                                                  -------------

SHORT-TERM SECURITIES (5.2%) (2)
                  590,000   Sit Money Market Fund, 2.26% (4)                                                590,000
    (cost:  $590,000)                                                                                  -------------

Total investments in securities
    (cost:  $10,640,634)                                                                                $11,377,222
                                                                                                       =============

Other Assets and Liabilities, Net (0.4%)                                                                     40,270

                                                                                                       -------------
Total Net Assets                                                                                       $ 11,417,492
                                                                                                       =============


                                                                                                       -------------
Aggregate Cost                                                                                           10,640,634
                                                                                                       -------------

Gross Unrealized Appreciation                                                                               958,106
Gross Unrealized Depreciation                                                                              (221,519)
                                                                                                       -------------
Net Unrealized Appreciation (Depreciation)                                                                  736,588
                                                                                                       =============

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:              /s/Paul E. Rasmussen
                 --------------------

                 Paul E. Rasmussen

                 Vice President and Treasurer

Date:            May 13, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/Paul E. Rasmussen
                 --------------------

                 Paul E. Rasmussen

                 Vice President and Treasurer

Date:            May 13, 2005


By:              /s/Eugene C. Sit
                 ----------------

                 Eugene C. Sit

                 Chairman

Date:            May 13, 2005